Options Outstanding by Exercise Price Range (Detail) shares in Thousands	12 Months Ended
Dec. 31, 2015 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price lower range limit	$ 26.47
Exercise price upper range limit	$ 83.59
Number of options, outstanding | shares	12,739
Weighted average remaining contractual life, outstanding (in years)	4 years 1 month 2 days
Weighted average exercise price, outstanding	$ 57.69
Number of options, exercisable | shares	7,798
Weighted average remaining contractual life, exercisable (in years)	3 years 3 months 22 days
Weighted average exercise price, exercisable	$ 50.82
26.47 - 35.79
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price lower range limit	26.47
Exercise price upper range limit	$ 35.79
Number of options, outstanding | shares	1,718
Weighted average remaining contractual life, outstanding (in years)	1 year 5 months 19 days
Weighted average exercise price, outstanding	$ 29.65
Number of options, exercisable | shares	1,688
Weighted average remaining contractual life, exercisable (in years)	1 year 5 months 19 days
Weighted average exercise price, exercisable	$ 29.54
42.85 - 49.50
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price lower range limit	42.85
Exercise price upper range limit	$ 49.50
Number of options, outstanding | shares	1,829
Weighted average remaining contractual life, outstanding (in years)	4 years 5 months 5 days
Weighted average exercise price, outstanding	$ 49.31
Number of options, exercisable | shares	1,159
Weighted average remaining contractual life, exercisable (in years)	4 years 5 months 1 day
Weighted average exercise price, exercisable	$ 49.29
51.98 - 53.67
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price lower range limit	51.98
Exercise price upper range limit	$ 53.67
Number of options, outstanding | shares	3,625
Weighted average remaining contractual life, outstanding (in years)	2 years 10 months 21 days
Weighted average exercise price, outstanding	$ 53.31
Number of options, exercisable | shares	3,305
Weighted average remaining contractual life, exercisable (in years)	2 years 10 months 2 days
Weighted average exercise price, exercisable	$ 53.27
55.15 - 74.51
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price lower range limit	55.15
Exercise price upper range limit	$ 74.51
Number of options, outstanding | shares	3,142
Weighted average remaining contractual life, outstanding (in years)	4 years 11 months 12 days
Weighted average exercise price, outstanding	$ 63.52
Number of options, exercisable | shares	1,226
Weighted average remaining contractual life, exercisable (in years)	5 years 4 days
Weighted average exercise price, exercisable	$ 63.77
80.67 - 83.59
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price lower range limit	80.67
Exercise price upper range limit	$ 83.59
Number of options, outstanding | shares	2,425
Weighted average remaining contractual life, outstanding (in years)	6 years 4 months 6 days
Weighted average exercise price, outstanding	$ 82.90
Number of options, exercisable | shares	420
Weighted average remaining contractual life, exercisable (in years)	6 years 5 months 9 days
Weighted average exercise price, exercisable	$ 83.59